Manning & Napier Fund, Inc.
(the "Fund")

Supplement dated September 29, 2006, to the
Statement of Additional Information ("SAI") dated May 1, 2006, as amended on June 9, 2006 and September 11, 2006

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.
________________________________________________________________________

The section in the SAI entitled åPortfolio Managersæ is hereby deleted and replaced by the following:

Portfolio Managers

This section includes information about the Series’ portfolio managers, including information about the dollar range of Fund shares they own, how they are compensated, and other accounts they manage.

For the Series of the Fund that include equity securities, the Advisor’s Senior Research Group establishes the broad investment policies and guidelines used in the management of each Series. A designated Research Team for each Series implements those policies and guidelines, as well as monitors the investment portfolio for the Series. Each Series’ Research Team works with the Advisor’s analysts to develop stock recommendations for the Series in line with the Senior Research Group’s policies and guidelines. Recommendations for security purchases and sales must be approved by at least one other member of the Series’ Research Team and one member of the Senior Research Group before implementation.

For the Series of Fund that invest solely in fixed income securities, the Series’ Research Team, led by Jack Bauer, constructs and monitors the Series’ portfolio. The Research Team develops an interest rate overview and a credit approved list that is reviewed by the Senior Research Group.

The following individuals serve on the Advisor’s Senior Research Group and/or the Research Teams of specific Series of the Fund, as noted. Except as noted below, this information is as of December 31, 2005.

Name and Title	Fund Management Role	Dollar Range of Equity Securities Beneficially Owned by the Portfolio Manager in the Series covered by this SAI	Dollar Range of Equity Securities Beneficially Owned by the Portfolio Manager in all Exeter Fund Series
Christian A. Andreach, Senior Analyst	Member of Senior Research Group	Life Sciences Series - between $1 and $10,000 Financial Services Series - between $10,001 and $50,000	Between $100,001 and $500,000
Jack Bauer, Senior Analyst	Member of Tax Exempt Series, Core Bond Series, Core Plus Bond Series, Global Fixed Income Series, and High Yield Bond Series Research Teams	None	None
Jeffrey S. Coons, Ph.D., CFA, Senior Analyst	Member of Senior Research Group	None	Between $100,001 and $500,000
Eric L. Daniels, Analyst	Member of Life Sciences Series Research Team	None	Between $1 and $10,000
Jeffrey W. Donlon, Senior Analyst	Member of Senior Research Group, Member of Technology Series Research Team	None	None
Brian P. Gambill, Senior Analyst	Member of Senior Research Group, Member of International Series and World Opportunities Series Research Teams	None	None
R. Keith Harwood, Fixed Income Analyst	Member of Core Bond Series, Core Plus Bond Series, and High Yield Bond Series Research Teams	None	None
Jeffrey A. Herrmann, Senior Analyst	Member of Senior Research Group, Member of International Series, Life Sciences Series and World Opportunities Series Research Teams	Life Sciences Series - between $10,001 and $50,000 Technology Series - between $1 and $10,000 Small Cap Series - between $1 and $10,000 World Opportunities Series - between $1 and $10,000	Between $500,001 and $1,000,000
Brian W. Lester, Analyst	Member of Life Sciences Series Research Team	None	None

Jason P. Lisiak, Analyst	Member of Small Cap Series Research Team	None	Between $1 and $10,000
Michael J. Magiera, Senior Analyst	Member of Senior Research Group, Member of Financial Services Series Research Team	Small Cap Series - between $10,001 and $50,000 Financial Services Series - between $1 and $10,000	Between $500,001 and $1,000,000
John D. Mitchell, Analyst	Member of Financial Services Series Research Team	None	Between $10,001 and $50,000
James Nawrocki, Senior Analyst	Member of Tax Exempt Series, Core Bond Series, Core Plus Bond Series, Global Fixed Income, and High Yield Bond Series Research Teams	None	None
Robert F. Pickels, Senior Analyst*	Member of Small Cap Series Research Team	None	Between $10,001 and $50,000
Ajay M. Sadarangani, Analyst	Member of Technology Series Research Team	None	Between $10,001 and $50,000
Marc Tommasi, Senior Analyst	Member of Senior Research Group, Member of International Series, World Opportunities Series, and Global Fixed Income Series Research Teams	None	None
Virge J. Trotter, III, Senior Analyst	Member of Financial Service Series Research Team	None	None
Jeffrey M. Tyburski, Senior Analyst	Member of Small Cap Series Research Team	Small Cap Series - between $1 and $10,000	Between $1 and $10,000
Jay Welles, Analyst	Member of Technology Series Research Team	None	None
* Information provided as of September 26, 2006.

Compensation. Equity and fixed income analyst compensation is provided in two basic forms: base salary and bonus. Bonuses may be several times the level of base salary for successful analysts. The analyst bonus system has been established to provide a strong incentive for analysts to make investment decisions in the best interest of Manning & Napier Advisors, Inc. clients, including Series shareholders.

In the analyst bonus system, the gains/losses of securities recommended and reviewed by an analyst are measured over trailing 12-month, 24-month and 36-month time periods and compared to several hurdles. In the case of equity analysts, those hurdles include 0% (i.e., positive returns) and the gain/loss of the S&P 500 Index®. For fixed income analysts, the hurdles are 0% (i.e., positive returns) and the gain/loss on a representative bond benchmark such as the Lehman Bros. Government/Credit Index. A bonus rate is established for each time period based upon the number of hurdles surpassed by the analyst. The bonus rate could result in a negative, zero, or positive bonus for the period, generally depending upon whether no hurdles, one hurdle, or multiple hurdles are surpassed by an analyst. Bonuses are calculated by multiplying the analyst’s total gain/loss and the bonus rate for each time period and summed over the three time periods. If this calculation results in a negative bonus (e.g., returns below 0% and the benchmark index), then the negative is carried forward until the analyst achieves a positive bonus to offset the negative balance. In total, the bonus system provides incentives to pursue both downside protection and competitive returns versus benchmarks.

Additional compensation may be provided to certain research analysts in the form of fixed bonuses determined by the Co-Directors of Research or based on a portion of the bonuses paid in the analyst bonus system described above. Also, certain employees may be selected to purchase equity in Manning & Napier Advisors, Inc. based upon a combination of performance and tenure. Equity ownership in the Advisor represents an important incentive for senior investment professionals and serves as another method to align the long-term interest of employees with the best interest of our clients.

Management of Other Portfolios. Manning & Napier Advisors, Inc. does not use a portfolio manager-based structure for the management of investment portfolios. Instead, the Advisor manages mutual funds, other commingled funds and separate accounts using an analyst-driven process. For funds and separate accounts, the investment recommendations made by an equity analyst will be applied to all portfolios with investment objectives for which the recommendation is appropriate. As a result, the investment professionals involved in managing the Series of the Exeter Fund that invest in equities are also responsible for managing all other similar portfolios for clients of the Advisor.

Accordingly, each portfolio manager listed below has been assigned portfolio management responsibility for portions of the Advisor’s other accounts that invest in equities. The Senior Research Group sets broad investment guidelines, and the individual analysts, including those that serve on the Research Teams of Fund Series, select individual securities subject to a peer review process. Because the portfolio management role of these individuals extends across all the Advisor’s accounts that hold equities, the information for each portfolio manager listed below relates to all the other accounts under the Advisor’s management that hold equities. None of the Advisor’s accounts are subject to a performance-based fee. Except as noted below, this information is as of December 31, 2005.

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accts	Total Assets*	Number of Accts	Total Assets	Number of Accts	Total Assets
Christian A. Andreach	13	$1,761,824,494	9	$518,545,694	5,324	$8,822,064,858
Jeffrey S. Coons	13	$1,761,824,494	9	$518,545,694	5,324	$8,822,064,858
Eric L. Daniels	13	$1,761,824,494	9	$518,545,694	5,324	$8,822,064,858
Jeffrey W. Donlon	13	$1,761,824,494	9	$518,545,694	5,324	$8,822,064,858
Brian P. Gambill	13	$1,761,824,494	9	$518,545,694	5,324	$8,822,064,858
Jeffrey A. Herrmann	13	$1,761,824,494	9	$518,545,694	5,324	$8,822,064,858
Brian W. Lester	13	$1,761,824,494	9	$518,545,694	5,324	$8,822,064,858
Jason P. Lisiak	13	$1,761,824,494	9	$518,545,694	5,324	$8,822,064,858
Michael J. Magiera	13	$1,761,824,494	9	$518,545,694	5,324	$8,822,064,858
John D. Mitchell	13	$1,761,824,494	9	$518,545,694	5,324	$8,822,064,858
Robert F. Pickels**	13	$2,149,263,516	9	$722,133,432	5,930	$10,062,030,571
Ajay M. Sadarangani	13	$1,761,824,494	9	$518,545,694	5,324	$8,822,064,858
Marc Tommasi	13	$1,761,824,494	9	$518,545,694	5,324	$8,822,064,858
Virge J. Trotter, III	13	$1,761,824,494	9	$518,545,694	5,324	$8,822,064,858
Jeffrey M. Tyburski	13	$1,761,824,494	9	$518,545,694	5,324	$8,822,064,858
Jay Welles	13	$1,761,824,494	9	$518,545,694	5,324	$8,822,064,858

*At times assets of the Other Accounts in column 3 may be invested in these registered investment companies.
** Information provided as of August 31, 2006.

The Advisor’s fixed income portfolio managers manage the fixed income Series of the Fund, separate accounts with fixed income objectives, and the fixed income portions of mixed asset class investment accounts, other pooled investment vehicles, and separate accounts. Because the portfolio management role of these individuals extends across all the Advisor’s accounts that hold fixed income securities, the information for each portfolio manager listed below relates to all the other accounts under the Advisor’s management. None of the Advisor’s accounts are subject to a performance-based fee. This information is as of December 31, 2005.

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accts	Total Assets*	Number of Accts	Total Assets	Number of Accts	Total Assets
Jack Bauer	9	$1,231,076,329	9	$518,545,694	5,022	$8,012,183,280
R. Keith Harwood	9	$1,231,076,329	9	$518,545,694	5,022	$8,012,183,280
James Nawrocki	9	$1,231,076,329	9	$518,545,694	5,022	$8,012,183,280

*At times assets of the Other Accounts in column 3 may be invested in these registered investment companies.

Management of Conflicts of Interest. The Advisor has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

For the Fund, other pooled investment vehicles, and Other Accounts that have authorized it to do so, the Advisor trades equities and most fixed income investments on an aggregate basis to increase efficiency of execution. Fixed income securities in the Core Bond Series and Core Plus Bond Series are also generally traded on a aggregate basis. In the event of a partially filled order, the Advisor uses a computer-generated randomizer to objectively assign the order of execution among accounts. Each account that participates in an aggregated order on a particular day will participate at the average security price for that day with all transaction costs shared on a pro-rata basis.

The Advisor’s trading function for equities and most fixed income investments is separate from its research function; that is, the individuals recommending and approving security purchases are not the same individuals responsible for executing the trades. For equities and most fixed income securities trades, traders exercise individual discretion in order to get the Advisor’s clients the best possible execution on trades, but guidelines as to security, position size, and price are set by the analysts recommending the security. Proprietary and third-party reporting systems monitor implementation of trading programs across the account base.

For the Tax Exempt Series, High Yield Bond Series, and Global Fixed Income Series, the trading function for the Series is separate from the trading function for other accounts. For these Series, the respective Series’ Research Team identifies the securities to be purchased and a member of the team executes the trades. The team members do not execute trades in the types of securities held in the Series’ portfolios for other accounts managed by the Advisor. Rather, when similar fixed income securities are to be purchased for such other accounts, traders exercise individual discretion in order to get the Advisor’s clients the best possible execution on trades, but strict guidelines as to security, position size, and price are set by the analysts recommending the security.

Occasionally, such as when purchasing new bond issues, a member of the Research Team of the Core Bond Series or Core Plus Bond Series identifies the securities to be purchased and a member of the team executes the trades. With respect to any account of the Advisor not receiving a full allocation, the Advisor may purchase more bonds on behalf of such account in the secondary market. In such case, the purchase price of such bonds will likely be different than that of the initial issue.

To remove the incentive for unauthorized trading and speculation in client accounts, traders are not compensated for profits generated, since investment directives are issued from outside the trading area and then merely implemented by the traders. In addition, the compensation program for individuals recommending securities purchases are based on the returns of the particular security recommended, rather than on the performance of any individual account.

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MANNING & NAPIER FUND, INC.

Small Cap Series

Supplement dated September 29, 2006 to the
Class A Shares Prospectus dated May 1, 2006, as amended on September 11, 2006

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.
________________________________________________________________________

Due to the resignation of portfolio manager Walter B. Stackow and the appointment of portfolio manager Robert F. Pickels, the section entitled åPortfolio Managersæ is hereby deleted and replaced by the following:

Portfolio Managers
The Advisor's Senior Research Group establishes the broad investment policies and guidelines used in the management of the Series. A designated Research Team for the Series implements those policies and guidelines as well as monitors the investment portfolio for the Series. The Research Team works with the Advisor's analysts to develop stock recommendations for the Series in line with the Senior Research Group's policies and guidelines. Recommendations for security purchases and sales must be approved by at least one member of the Series' Research Team and one member of the Senior Research Group before implementation. No specific member of the Series' Research Team or Senior Research Group is required to approve security purchases and sales.

The following people serve on the three-member Small Cap Series Research Team and the Advisor's Senior Research Group, as noted:

Name and Title	Christian A. Andreach, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1999. Current position held since 1999. Member of Senior Research Group since 2002.

Name and Title	Jeffrey S. Coons, Ph.D., CFA®, Senior Analyst
Business Experience During Last Five Years
Joined the Advisor in 1993. Current position held since 2002. Co-Director of Research since 2002. Member of Senior Research Group since 1993. Executive Group Member* since 1999. Managing Director - Risk Management, 1993-2002.

Name and Title	Jeffrey W. Donlon, CFA®, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1998. Current position held since 1998. Member of Senior Research Group since 2004.

Name and Title	Brian P. Gambill, CFA®, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1997. Current position held since 1997. Member of Senior Research Group since 2002.

Name and Title	Jeffrey A. Herrmann, CFA®, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1986. Current position held since 1988. Co-Director of Research since 1992. Member of Senior Research Group since 1992. Executive Group Member* since 2002.

Name and Title	Jason P. Lisiak, CFA®, Analyst
Business Experience During Last Five Years	Joined the Advisor in 1998. Current position held since 2001. Member of Small Cap Series Research Team since 2004.

Name and Title	Michael J. Magiera, CFA®, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1988. Current position held since 1999. Member of Senior Research Group since 1992.

Name and Title	Robert F. Pickels, CFA®, Senior Analyst
Business Experience During Last Five Years
Joined the Advisor in 2002. Current position held since 2002. Member of Small Cap Series Research Team since 2006. Previous positions held in the last five years: Senior Equity Research Associate, Bear Stearns & Co., 1998 - 2002.

Name and Title	Marc Tommasi, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1986. Current position held since 1988. Member of Senior Research Group since 1992.

Name and Title	Jeffrey M. Tyburski, CFA®, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1999. Current position held since 2002. Member of Small Cap Series Research Team since 2004. Previous position held in the last five years: Research Associate, 1999-2002.

* The Executive Group, which consists of six members, performs the duties of the Office of the Chief Executive of the Advisor.

The Statement of Additional Information contains additional information about the Series' management team, including the structure of their compensation, their role in managing other accounts, and their ownership of securities in the Series.

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MANNING & NAPIER FUND, INC.

Small Cap Series
Commodity Series
Technology Series
International Series
Life Sciences Series
World Opportunities Series
High Yield Bond Series
Global Fixed Income Series
Financial Services Series
Core Bond Series
Core Plus Bond Series

Supplement dated September 29, 2006 to the
Prospectus dated May 1, 2006, as amended on September 11, 2006

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.
________________________________________________________________________

Due to the resignation of portfolio manager Walter B. Stackow and the appointment of portfolio manager Robert F. Pickels for the Small Cap Series, the section entitled åPortfolio Managersæ is hereby deleted and replaced by the following:

Portfolio Managers
The Advisor's Senior Research Group establishes the broad investment policies and guidelines used in the management of each Series. A designated Research Team for each Series implements those policies and guidelines as well as monitors the investment portfolio for the Series. For the Series that invest in stocks, the Research Team works with the Advisor's other analysts to develop stock recommendations for the Series in line with the Senior Research Group's policies and guidelines. Recommendations for security purchases and sales must be approved by at least one member of the Series' Research Team and one member of the Senior Research Group before implementation. No specific member of the Series' Research Team or Senior Research Group is required to approve security purchases and sales.

For the Series that invest in bonds, the Series' Research Team, led by Jack Bauer, constructs and monitors the Series' portfolios. The Research Team develops an interest rate overview and a credit approved list that is reviewed by the Senior Research Group.

The following people serve on the various Series' Research Teams and the Advisor's Senior Research Group, as noted:

Name and Title	Christian A. Andreach, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1999. Current position held since 1999. Member of Senior Research Group since 2002.

Name and Title	Jack Bauer, Senior Analyst
Business Experience During Last Five Years
Joined the Advisor in 1990. Current position held since 1990. Member of Senior Research Group since 1992. Member of Core Bond Series and Core Plus Bond Series Teams since 2004. Member of High Yield Bond and Global Fixed Income Series Research Team since 2002 and 1997, respectively.

Name and Title	Jeffrey S. Coons, Ph.D., CFA®, Senior Analyst
Business Experience During Last Five Years
Joined the Advisor in 1993. Current position held since 2002. Co-Director of Research since 2002. Member of Senior Research Group since 1993. Executive Group Member* since 1999. Managing Director - Risk Management, 1993-2002.

Name and Title	Eric L. Daniels, Analyst
Business Experience During Last Five Years
Joined the Advisor in 2003. Current position held since 2003. Member of Life Sciences Series Research Team since 2003. Previous position held in the last five years: Vice President, JP Morgan Securities, 2000-2003

Name and Title	Jeffrey W. Donlon, CFA®, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1998. Current position held since 1998. Member of Senior Research Group since 2004. Member of Technology Series Research Team since 2003.

Name and Title	Brian P. Gambill, CFA®, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1997. Current position held since 1997. Member of Senior Research Group since 2002. Member of International Series and World Opportunities Series Research Teams since 2004.

Name and Title	R. Keith Harwood, Fixed Income Analyst
Business Experience During Last Five Years	Joined the Advisor in 1997. Current position held since 1998. Member of High Yield Bond Series Research Team since 2002. Member of Core Bond Series and Core Plus Bond Series Research Teams since 2004.

Name and Title	Jeffrey A. Herrmann, CFA®, Senior Analyst
Business Experience During Last Five Years
Joined the Advisor in 1986. Current position held since 1988. Co-Director of Research since 1992. Member of Senior Research Group since 1992. Member of International Series and World Opportunities Series Research Teams since 2004. Executive Group Member* since 2002. Member of Life Sciences Series Research Team since 2000.

1

Name and Title	Brian W. Lester, CFA®, Analyst
Business Experience During Last Five Years	Joined the Advisor in 1998. Current position held since 2001. Member of Life Sciences Series Research Team since 2002.

Name and Title	Jason P. Lisiak, CFA®, Analyst
Business Experience During Last Five Years	Joined the Advisor in 1998. Current position held since 2001. Member of Small Cap Series Research Team since 2004.

Name and Title	Michael J. Magiera, CFA®, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1988. Current position held since 1999. Member of Senior Research Group since 1992. Member of Financial Services Series Research Team since 2004.

Name and Title	John D. Mitchell, CFA®, Analyst
Business Experience During Last Five Years
Joined the Advisor in 2001. Current position held since 2004. Member of Financial Services Series Research Team since 2004. Previous positions held in the last five years: Research Associate, 2003-2004, Research Assistant, 2002-2003, Reconciler, 2001-2002.

Name and Title	James Nawrocki, Senior Analyst
Business Experience During Last Five Years
Joined the Advisor in 2004. Current position held since 2004. Member of Core Bond Series, Core Plus Bond Series and Global Fixed Income Series Research Teams since 2004. Previous position held in the last five years: VP Senior Fixed Income Manager, Citizens Bank, 1999-2004.

Name and Title	Robert F. Pickels, CFA®, Senior Analyst
Business Experience During Last Five Years
Joined the Advisor in 2002. Current position held since 2002. Member of Small Cap Series Research Team since 2006. Previous position held in the last five years: Senior Equity Research Associate, Bear Stearns & Co., 1998 - 2002.

Name and Title	Ajay M. Sadarangani, CFA®, Analyst
Business Experience During Last Five Years
Joined the Advisor in 2001. Current position held since 2004. Member of Technology Series Research Team since 2004. Previous positions held in the last five years: Research Associate, 2003-2004, Research Assistant, 2001-2003.

Name and Title	Marc Tommasi, Senior Analyst
Business Experience During Last Five Years
Joined the Advisor in 1986. Current position held since 1988. Member of Senior Research Group since 1992. Member of International Series, World Opportunities Series, and Global Fixed Income Series Research Teams since 1992, 1996, and 1997, respectively.

1

Name and Title	Virge J. Trotter, III, CFA®, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1997. Current position held since 1997. Member of Financial Services Series Research Team since 2004.

Name and Title	Jeffrey M. Tyburski, CFA®, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1999. Current position held since 2002. Member of Small Cap Series Research Team since 2004. Previous position held in the last five years: Research Associate, 1999-2002.

Name and Title	Jay Welles, CFA®, Analyst
Business Experience During Last Five Years
Joined the Advisor in 2000. Current position held since 2004. Member of Technology Series Research Team since 2004. Previous position held in the last five years: Research Associate, 2003-2004; Research Assistant, 2001-2003.

* The Executive Group, which consists of six members, performs the duties of the Office of the Chief Executive of the Advisor.

The Statement of Additional Information contains additional information about the Series' management teams, including the structure of their compensation, their role in managing other accounts, and their ownership of securities in the Series.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE